Income Taxes (Details)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Taxes [Abstract]
U.S. statutory tax rate	34.00%	34.00%
U.S. permanent difference	3.90%	(11.00%)
Change in valuation allowance	(39.90%)	(105.90%)
Rate differential in foreign jurisdiction	(13.10%)	25.00%
Other		3.30%
Total effective tax rate	(15.10%)	(54.60%)